Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan held in common Stock	the Plan held $12,326,039 (147,972 shares) and $15,571,739 (193,102 shares), respectively, of QCR Holdings, Inc. common stock.
Q C R Holdings [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 5,939
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	8,944
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ 424,550	$ 595,838
EBP, Investment, Number of Shares	51,069	35,762
Proceeds From common stock	$ 4,106,790	$ 2,319,014